Other liabilities and provisions (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other liabilities and provisions
Accruals for vacation and overtime	€ 469	€ 230
Liabilities from payroll	401	255
Employee bonus	302	512
Accruals for management compensation	182	83
Accrual for warranty	168	292
Accruals for commissions	121	298
Accruals for compensation of Supervisory board	90	180
Liabilities from VAT	41	50
Accruals for licenses	23	92
Others	115	116
Total	€ 1,912	€ 2,108